Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current:
State				$ 7,624	$ 2,053
Total				7,624	2,053
Deferred
Provision for income tax	$ 2,877	$ 739	$ 5,023	$ 7,624	$ 2,053